U.S. SECURITIES AND EXCHANGE
                             COMMISSION Washington,
                                   D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


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1. Name and Address of Issuer:

              Orchard Series Fund
              8515 East Orchard Road
              Greenwood Village, Colorado 80111
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2.       The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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3. Investment Company Act File Number: 811-07735

   Securities Act File Number:        333-9217
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4(a). Last day of fiscal year for which this notice is filed:

               June 25, 2004
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4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

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4(c). |X| Check box if this is the last time the issuer will be filing this Form

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5. Calculation of registration fee:

         (i)  Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24(f):               $ 38,954,616

         (ii)  Aggregate price of securities redeemed or
               repurchased during the fiscal year:                $(316,203,811)

        (iii) Aggregate price of securities redeemed or
              repurchased during any prior fiscal year ended no
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees payable
              to the Commission:                                  $(443,869,272)




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          (iv) Total available redemption credits [add Items 5(ii) and
              5(iii)]  --                                         $(760,073,083)

         (v)  Net sales ---- if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:               $     0


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         (vi)  Redemption credits available for use in future
                years                                             $(721,118,467)

                 ----if Item 5(i) is less than Item 5(iv) [subtract
                 Item 5(iv) from Item 5(i)]:
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         (vii) Multiplier for determining registration fee (see
               Instruction C.9):                                 X   0.000092

         (viii) Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):            $      0

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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
         deducted here:                                                    N/A

         If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
         the issuer in future fiscal years, then state that number here:   N/A

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                + $      0

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8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:                           =  $      0

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9.       Date the registration fee an any interest payment was sent to the
         Commission's lockbox depository

                  Method of Delivery:

                          |_| Wire Transfer
                          |_| Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title)*                /s/ Mary Maiers
                                         -------------------------------
                                         Mary Maiers, Assistant Treasurer
                                         Orchard Series Fund

Date     09/22/04

*Please print the name and title of the signing officer below the signature.